UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2019

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was 17.7%, compared with a total return of 18.5% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 22.1%. The Fund’s NAV per share was $23.45, while the price of the publicly traded shares closed at $21.67 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)					Since Inception (11/28/03)
	Year to Date	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	17.69%	3.61%	4.95%	13.07%	7.83%
Investment Total Return (c)	22.14	2.10	6.18	15.16	7.79
S&P 500 Index	18.54	10.42	10.71	14.70	9.00
Dow Jones Industrial Average	15.36	12.14	12.24	14.97	9.32
Nasdaq Composite Index	21.30	7.77	13.72	16.69	10.08

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2019:

The Gabelli Dividend & Income Trust

Financial Services	17.5%
Food and Beverage	13.2%
Health Care	9.5%
Energy and Utilities: Oil	4.9%
Diversified Industrial	3.9%
Telecommunications	3.6%
Computer Software and Services	3.3%
Retail	3.2%
Business Services	3.0%
Consumer Products	2.9%
U.S. Government Obligations	2.7%
Aerospace	2.6%
Automotive: Parts and Accessories	2.3%
Electronics	2.3%
Machinery	2.1%
Environmental Services	2.0%
Entertainment	1.9%
Specialty Chemicals	1.9%
Energy and Utilities: Integrated	1.7%
Equipment and Supplies	1.7%
Energy and Utilities: Natural Gas	1.5%
Cable and Satellite	1.5%
Building and Construction	1.3%

Broadcasting	1.3%
Energy and Utilities: Services	1.0%
Metals and Mining	0.9%
Transportation	0.9%
Automotive	0.7%
Communications Equipment	0.6%
Hotels and Gaming	0.6%
Aviation: Parts and Services	0.6%
Real Estate	0.5%
Consumer Services	0.5%
Energy and Utilities: Electric	0.5%
Energy and Utilities: Water	0.4%
Computer Hardware	0.3%
Energy and Utilities	0.3%
Wireless Communications	0.2%
Closed-End Funds	0.1%
Paper and Forest Products	0.1%
Publishing	0.0%*
Agriculture	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 96.6%
	Aerospace — 2.6%
255,000	Aerojet Rocketdyne Holdings Inc.†	$3,111,396	$11,416,350
38,000	Kaman Corp.	982,170	2,420,220
91,800	Rockwell Automation Inc.	3,748,405	15,039,594
1,425,000	Rolls-Royce Holdings plc	10,745,438	15,208,590
101,175,000	Rolls-Royce Holdings plc, Cl. C†	130,547	128,488
53,200	The Boeing Co.	4,402,236	19,365,332

		23,120,192	63,578,574

	Agriculture — 0.0%
2,000	Bunge Ltd.	128,286	111,420
24,233	Corteva Inc.†	849,034	716,570

		977,320	827,990

	Automotive — 0.7%
75,000	Ford Motor Co.	1,011,842	767,250
12,000	General Motors Co.	428,646	462,360
272,000	Navistar International Corp.†	7,144,829	9,370,400
84,000	PACCAR Inc.	3,802,072	6,019,440

		12,387,389	16,619,450

	Automotive: Parts and Accessories — 2.3%
52,676	Aptiv plc	3,164,608	4,257,801
207,932	Dana Inc.	3,816,918	4,146,164
8,225	Delphi Technologies plc	290,097	164,500
20,811	Garrett Motion Inc.†	209,786	319,449
343,000	Genuine Parts Co.	21,982,233	35,527,940
7,000	Lear Corp.	920,864	974,890
30,700	O’Reilly Automotive Inc.†	5,450,971	11,338,124
10,000	Visteon Corp.†	771,275	585,800

		36,606,752	57,314,668

	Aviation: Parts and Services — 0.6%
92,000	Arconic Inc.	1,951,196	2,375,440
54,000	L3Harris Technologies Inc.	4,795,591	10,213,020
8,864	United Technologies Corp.	1,095,707	1,154,093

		7,842,494	13,742,553

	Broadcasting — 1.3%
39,800	CBS Corp., Cl. A, Voting	2,105,857	1,991,592
930,000	Entercom Communications Corp., Cl. A	8,747,344	5,394,000
15,000	Liberty Broadband Corp., Cl. C†	925,261	1,563,300
61,763	Liberty Global plc, Cl. A†	982,056	1,666,983
323,570	Liberty Global plc, Cl. C†	7,244,272	8,584,312
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	293,384	453,720
65,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	2,154,501	2,468,700
105,000	MSG Networks Inc., Cl. A†	937,315	2,177,700

Shares		Cost	Market Value

40,000	Sinclair Broadcast Group Inc., Cl. A	$1,225,233	$2,145,200
104,158	Tribune Media Co., Cl. A	3,879,898	4,814,183

		28,495,121	31,259,690

	Building and Construction — 1.3%
22,000	Arcosa Inc.	608,052	827,860
162,741	Armstrong Flooring Inc.†	2,427,451	1,602,999
80,000	Fortune Brands Home & Security Inc.	1,485,558	4,570,400
242,050	Herc Holdings Inc.†	8,809,524	11,093,151
282,018	Johnson Controls International plc	11,175,904	11,650,164
11,200	Sika AG	1,438,180	1,911,412
4,500	United Rentals Inc.†	482,656	596,835

		26,427,325	32,252,821

	Business Services — 3.0%
25,000	Aramark	645,416	901,500
50,000	Diebold Nixdorf Inc.†	435,495	458,000
164,301	Fly Leasing Ltd., ADR†	2,226,052	2,860,480
6,000	Jardine Matheson Holdings Ltd.	367,864	378,120
52,000	JCDecaux SA	1,671,951	1,575,202
336,000	Macquarie Infrastructure Corp.	16,691,251	13,621,440
171,800	Mastercard Inc., Cl. A	8,440,117	45,446,254
8,000	Square Inc., Cl. A†	581,190	580,240
50,000	Stericycle Inc.†	3,244,063	2,387,500
17,000	The Brink’s Co.	423,403	1,380,060
100,000	Trine Acquisition Corp.†	1,000,000	1,006,500
26,600	Visa Inc., Cl. A	2,679,300	4,616,430

		38,406,102	75,211,726

	Cable and Satellite — 1.4%
54,000	AMC Networks Inc., Cl. A†	2,188,881	2,942,460
2,445	Charter Communications Inc., Cl. A†	347,387	966,215
15,000	Cogeco Inc.	296,908	957,123
255,000	Comcast Corp., Cl. A	7,956,037	10,781,400
190,000	DISH Network Corp., Cl. A†	6,075,940	7,297,900
60,000	EchoStar Corp., Cl. A†	1,676,550	2,659,200
9,507	Liberty Latin America Ltd., Cl. A†	165,069	163,806
22,116	Liberty Latin America Ltd., Cl. C†	568,678	380,174
146,000	Rogers Communications Inc., Cl. B	3,233,689	7,813,920
25,000	WideOpenWest Inc.†	324,831	181,500

		22,833,970	34,143,698

	Communications Equipment — 0.6%
18,400	American Tower Corp., REIT	2,988,550	3,761,880

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Communications Equipment (Continued)
330,000	Corning Inc.	$4,042,401	$10,965,900

		7,030,951	14,727,780

	Computer Hardware — 0.3%
43,500	Apple Inc.	7,971,342	8,609,520

	Computer Software and Services — 3.3%
15,800	Adobe Inc.†	4,120,827	4,655,470
4,779	Alphabet Inc., Cl. A†	2,277,679	5,174,701
7,240	Alphabet Inc., Cl. C†	8,190,133	7,825,788
4,200	Amazon.com Inc.†	7,292,622	7,953,246
11,700	Anaplan Inc.†	606,647	590,499
14,800	Autodesk Inc.†	2,183,692	2,410,920
31,000	Black Knight Inc.†	531,079	1,864,650
35,000	Blucora Inc.†	438,146	1,062,950
5,000	Coupa Software Inc.†	631,026	633,050
15,000	CyrusOne Inc., REIT	232,020	865,800
35,000	eBay Inc.	782,634	1,382,500
15,800	Fiserv Inc.†	1,192,691	1,440,328
848,000	Hewlett Packard Enterprise Co.	11,518,812	12,677,600
160,000	Internap Corp.†	1,406,654	481,600
197,849	Microsoft Corp.	12,525,616	26,503,852
1,718	Perspecta Inc.	31,016	40,218
15,700	ServiceNow Inc.†	2,881,778	4,310,749
9,200	Workday Inc., Cl. A†	1,586,232	1,891,336

		58,429,304	81,765,257

	Consumer Products — 2.9%
135,000	Avon Products Inc.†	376,646	523,800
30,000	Church & Dwight Co. Inc.	1,199,580	2,191,800
250,000	Edgewell Personal Care Co.†	17,997,903	6,737,500
141,297	Energizer Holdings Inc.	5,376,200	5,459,716
100,000	Hanesbrands Inc.	476,588	1,722,000
18,000	Kimberly-Clark Corp.	1,474,125	2,399,040
50,000	Newell Brands Inc.	995,976	771,000
18,000	Philip Morris International Inc.	1,125,875	1,413,540
7,000	Stanley Black & Decker Inc.	544,312	1,012,270
865,000	Swedish Match AB	12,313,130	36,514,594
21,000	The Estee Lauder Companies Inc., Cl. A	3,687,034	3,845,310
92,000	The Procter & Gamble Co.	5,302,867	10,087,800

		50,870,236	72,678,370

	Consumer Services — 0.5%
51,000	Ashtead Group plc	902,614	1,459,863
13,000	Facebook Inc., Cl. A†	2,402,840	2,509,000
52,279	GCI Liberty Inc., Cl. A†	2,211,318	3,213,067
7,200	IAC/InterActiveCorp.†	1,192,335	1,566,216
853	Liberty Expedia Holdings Inc., Cl. A†	19,923	40,765

Shares		Cost	Market Value

75,000	Qurate Retail Inc.†	$1,403,101	$929,250
55,000	ServiceMaster Global Holdings Inc.†	1,589,894	2,864,950

		9,722,025	12,583,111

	Diversified Industrial — 3.9%
92,000	Bouygues SA	3,213,947	3,407,252
4,000	Crane Co.	303,120	333,760
39,700	Eaton Corp. plc	1,831,921	3,306,216
285,000	General Electric Co.	4,292,856	2,992,500
221,500	Griffon Corp.	4,154,522	3,747,780
315,913	Honeywell International Inc.	26,141,431	55,155,251
56,000	ITT Inc.	1,056,566	3,666,880
10,000	Jardine Strategic Holdings Ltd.	341,284	381,300
15,000	nVent Electric plc	199,094	371,850
20,000	Pentair plc	530,274	744,000
1,600	Roper Technologies Inc.	431,484	586,016
4,000	Sulzer AG	394,160	437,205
18,000	Terex Corp.	683,134	565,200
348,000	Textron Inc.	8,277,752	18,457,920
315,000	Toray Industries Inc.	2,373,663	2,393,433
30,000	Trinity Industries Inc.	638,426	622,500

		54,863,634	97,169,063

	Electronics — 2.3%
10,000	Emerson Electric Co.	594,825	667,200
153,400	Intel Corp.	4,430,425	7,343,258
80,521	Resideo Technologies Inc.†	1,444,963	1,765,020
413,000	Sony Corp., ADR	8,690,852	21,637,070
53,000	TE Connectivity Ltd.	1,702,237	5,076,340
78,500	Texas Instruments Inc.	2,352,969	9,008,660
37,200	Thermo Fisher Scientific Inc.	7,141,608	10,924,896

		26,357,879	56,422,444

	Energy and Utilities: Electric — 0.5%
11,000	ALLETE Inc.	360,106	915,310
10,000	American Electric Power Co. Inc.	359,450	880,100
10,000	Edison International	366,166	674,100
17,000	El Paso Electric Co.	589,006	1,111,800
70,000	Electric Power Development Co. Ltd.	1,833,684	1,589,389
31,471	Evergy Inc.	928,977	1,892,981
12,000	Pinnacle West Capital Corp.	468,584	1,129,080
60,000	The AES Corp.	617,140	1,005,600
30,000	WEC Energy Group Inc.	1,425,212	2,501,100

		6,948,325	11,699,460

	Energy and Utilities: Integrated — 1.7%
43,000	Avangrid Inc.	1,917,010	2,171,500
26,000	Chubu Electric Power Co. Inc.	448,302	364,504
20,000	Endesa SA	506,664	514,197

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
230,000	Enel SpA	$1,051,884	$1,605,813
17,000	Eversource Energy	306,582	1,287,920
34,000	Hawaiian Electric Industries Inc.	794,771	1,480,700
410,000	Hera SpA	822,663	1,568,334
10,000	Hokkaido Electric Power Co. Inc.	107,280	55,929
24,000	Hokuriku Electric Power Co.†	386,941	173,853
45,000	Iberdrola SA, ADR	952,490	1,786,275
127,000	Korea Electric Power Corp., ADR†	1,758,452	1,409,700
40,000	Kyushu Electric Power Co. Inc.	614,508	392,524
29,000	MGE Energy Inc.	621,355	2,119,320
87,800	NextEra Energy Inc.	12,117,154	17,986,708
45,000	NextEra Energy Partners LP	1,915,435	2,171,250
49,000	NiSource Inc.	397,054	1,411,200
57,500	OGE Energy Corp.	685,360	2,447,200
12,000	Ormat Technologies Inc.	180,000	760,680
30,000	Public Service Enterprise Group Inc.	906,080	1,764,600
58,000	Shikoku Electric Power Co. Inc.	1,066,813	535,807
50,000	The Chugoku Electric Power Co. Inc.	851,464	629,783
20,000	The Kansai Electric Power Co. Inc.	278,704	229,003
45,000	Tohoku Electric Power Co. Inc.	663,612	454,529

		29,350,578	43,321,329

	Energy and Utilities: Natural Gas — 1.5%
20,000	CNX Resources Corp.†	206,086	146,200
90,000	Kinder Morgan Inc.	2,645,415	1,879,200
365,000	National Fuel Gas Co.	12,477,594	19,253,750
36,666	National Grid plc	574,588	389,183
24,750	National Grid plc, ADR	1,223,561	1,316,205
14,000	ONEOK Inc.	660,052	963,340
63,000	Sempra Energy	1,937,267	8,658,720
30,000	South Jersey Industries Inc.	476,644	1,011,900
44,000	Southwest Gas Holdings Inc	1,159,950	3,943,280

		21,361,157	37,561,778

	Energy and Utilities: Oil — 4.9%
78,203	Anadarko Petroleum Corp.	4,610,118	5,518,004
35,000	Apache Corp.	2,373,065	1,013,950
87,000	BP plc, ADR	2,820,938	3,627,900
35,000	Chesapeake Energy Corp.†	426,982	68,250
143,222	Chevron Corp.	11,584,568	17,822,546
180,772	ConocoPhillips	9,504,690	11,027,092
100,000	Devon Energy Corp.	5,227,637	2,852,000

Shares		Cost	Market Value

130,000	Eni SpA, ADR	$4,789,601	$4,293,900
495,000	Equinor ASA, ADR	8,248,862	9,791,100
79,000	Exxon Mobil Corp.	6,457,217	6,053,770
22,700	Hess Corp.	1,341,390	1,443,039
25,600	KLX Energy Services Holdings Inc.†	728,064	523,008
195,000	Marathon Oil Corp.	4,672,239	2,770,950
260,000	Marathon Petroleum Corp.	6,333,587	14,528,800
179,000	Occidental Petroleum Corp.	8,836,547	9,000,120
200	PetroChina Co. Ltd., ADR	12,118	11,014
20,000	Petroleo Brasileiro SA, ADR	266,014	311,400
128,000	Phillips 66	10,180,010	11,973,120
192,000	Repsol SA, ADR	3,985,070	2,995,200
169,800	Royal Dutch Shell plc, Cl. A, ADR	8,682,352	11,048,886
89,000	TOTAL SA, ADR	4,153,920	4,965,310

		105,234,989	121,639,359

	Energy and Utilities: Services — 1.0%
27,000	ABB Ltd., ADR	294,016	540,810
250,000	Baker Hughes, a GE Company	10,436,550	6,157,500
44,000	Diamond Offshore Drilling Inc.†	1,550,996	390,280
355,145	Halliburton Co.	14,272,799	8,075,997
49,000	Oceaneering International Inc.†	1,198,537	999,110
231,045	Schlumberger Ltd.	11,541,341	9,181,728
200,000	Weatherford International plc†	113,500	10,000

		39,407,739	25,355,425

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	150,968	902,880
32,500	American Water Works Co. Inc.	1,777,362	3,770,000
38,000	Aqua America Inc.	532,062	1,572,060
50,000	Mueller Water Products Inc., Cl. A	567,098	491,000
38,000	Severn Trent plc	977,803	988,329
29,000	SJW Group	514,093	1,762,330
8,000	The York Water Co.	104,289	285,760
6,000	United Utilities Group plc, ADR	168,600	119,280

		4,792,275	9,891,639

	Entertainment — 1.9%
150,700	Discovery Inc., Cl. C†	3,650,886	4,287,415
65,883	Fox Corp., Cl. A	2,677,951	2,413,953
151,000	Fox Corp., Cl. B	5,999,219	5,516,030
12,000	Liberty Media Corp.-Liberty Braves, Cl. A†	302,997	333,600
8,981	Liberty Media Corp.-Liberty Braves, Cl. C†	137,575	251,199

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Entertainment (Continued)
18,730	Netflix Inc.†	$6,212,971	$6,879,904
16,000	Take-Two Interactive Software Inc.†	157,375	1,816,480
35,633	The Madison Square Garden Co., Cl. A†	2,629,288	9,975,102
65,025	The Walt Disney Co.	8,093,278	9,080,091
17,000	Viacom Inc., Cl. A	675,548	579,700
79,000	Viacom Inc., Cl. B	2,330,864	2,359,730
175,000	Vivendi SA	4,514,249	4,817,609
300,000	Wow Unlimited Media Inc.†(a)	345,198	183,269

		37,727,399	48,494,082

	Environmental Services — 2.0%
190,000	Republic Services Inc.	7,034,098	16,461,600
23,000	Veolia Environnement SA	275,698	560,204
99,222	Waste Connections Inc.	3,205,232	9,483,639
210,000	Waste Management Inc.	8,317,687	24,227,700

		18,832,715	50,733,143

	Equipment and Supplies — 1.7%
92,000	CIRCOR International Inc.†	2,307,769	4,232,000
12,300	Danaher Corp.	1,247,969	1,757,916
146,000	Flowserve Corp.	6,260,625	7,692,740
164,000	Graco Inc.	3,145,928	8,229,520
160,000	Mueller Industries Inc.	3,483,363	4,683,200
598,000	RPC Inc.	2,837,635	4,311,580
130,000	Sealed Air Corp.	3,131,382	5,561,400
34,000	Tenaris SA, ADR	1,260,738	894,540
94,000	The Timken Co.	3,525,103	4,825,960

		27,200,512	42,188,856

	Financial Services — 17.5%
8,000	Alleghany Corp.†	2,949,449	5,448,880
434,808	American Express Co.	31,752,016	53,672,700
290,452	American International Group Inc.	17,181,120	15,475,283
350,000	Bank of America Corp.	5,717,481	10,150,000
16,000	Berkshire Hathaway Inc., Cl. B†	2,124,271	3,410,720
17,800	BlackRock Inc.	2,708,055	8,353,540
19,500	Brookfield Asset Management Inc., Cl. A	132,340	931,710
30,000	Cannae Holdings Inc.†	182,958	869,400
95,339	Citigroup Inc.	4,699,644	6,676,590
75,000	Cohen & Steers Inc.	2,967,834	3,858,000
23,000	Cullen/Frost Bankers Inc.	1,690,066	2,154,180
8,000	EXOR NV	466,719	560,363
51,741	Fidelity National Financial Inc.	543,564	2,085,162
165,000	Graf Industrial Corp.†	1,650,000	1,688,775
320,000	H&R Block Inc.	7,564,762	9,376,000

Shares		Cost	Market Value

37,000	HSBC Holdings plc, ADR	$2,070,772	$1,544,380
42,249	Interactive Brokers Group Inc., Cl. A	1,600,774	2,289,896
170,000	Invesco Ltd.	3,951,101	3,478,200
480,717	JPMorgan Chase & Co.	26,557,547	53,744,161
80,000	KeyCorp	1,098,840	1,420,000
30,000	Kinnevik AB, Cl. B	663,872	780,194
80,000	KKR & Co. Inc., Cl. A	1,793,842	2,021,600
445,226	Legg Mason Inc.	14,063,728	17,043,251
35,000	M&T Bank Corp.	2,211,058	5,952,450
185,452	Morgan Stanley	3,613,486	8,124,652
72,000	National Australia Bank Ltd., ADR	854,233	677,520
168,000	Navient Corp.	1,230,216	2,293,200
145,000	New York Community Bancorp Inc.	2,381,169	1,447,100
96,000	Northern Trust Corp.	4,354,024	8,640,000
328,754	Oaktree Specialty Lending Corp.	2,092,215	1,781,847
204,689	PayPal Holdings Inc.†	10,808,612	23,428,703
75,000	Resona Holdings Inc.	362,810	312,062
100,000	Schultze Special Purpose Acquisition Corp.†	1,000,000	1,018,000
190,000	SLM Corp.	901,225	1,846,800
241,000	State Street Corp.	12,994,040	13,510,460
208,000	T. Rowe Price Group Inc.	13,798,587	22,819,680
55,000	The Blackstone Group Inc., Cl. A	1,999,502	2,443,100
807,000	The Bank of New York Mellon Corp.	25,495,650	35,629,050
2,000	The Goldman Sachs Group Inc.	312,050	409,200
145,000	The Hartford Financial Services Group Inc.	4,825,673	8,079,400
229,000	The PNC Financial Services Group Inc.	14,887,207	31,437,120
98,000	The Travelers Companies Inc.	6,700,570	14,652,960
39,271	U.S. Bancorp	1,394,893	2,057,800
71,500	W. R. Berkley Corp.	1,888,380	4,713,995
550,000	Waddell & Reed Financial Inc., Cl. A	10,188,445	9,168,500
601,000	Wells Fargo & Co.	20,892,249	28,439,320
6,000	Willis Towers Watson plc	477,521	1,149,240

		279,794,570	437,065,144

	Food and Beverage — 13.2%
12,000	Ajinomoto Co. Inc.	205,201	207,912
17,500	Brown-Forman Corp., Cl. B	576,367	970,025
95,000	Campbell Soup Co.	3,254,401	3,806,650
1,000,000	China Mengniu Dairy Co. Ltd.	1,245,706	3,872,397
66,000	Chr. Hansen Holding A/S	2,705,045	6,197,665
643,000	Conagra Brands Inc.	18,275,106	17,052,360

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
21,700	Constellation Brands Inc., Cl. A	$515,259	$4,273,598
184,000	Danone SA	9,054,717	15,587,369
3,850,000	Davide Campari-Milano SpA	11,061,775	37,715,054
80,000	Diageo plc, ADR	9,680,592	13,785,600
70,954	Flowers Foods Inc.	1,053,433	1,651,100
2,000	Fomento Economico Mexicano SAB de CV, ADR	180,715	193,500
318,000	General Mills Inc.	15,891,810	16,701,360
18,000	Heineken Holding NV	747,987	1,889,178
275,000	ITO EN Ltd.	6,032,373	12,804,341
86,600	Kellogg Co.	6,142,302	4,639,162
143,000	Keurig Dr Pepper Inc.	1,063,112	4,132,700
350,000	Kikkoman Corp.	4,145,218	15,225,154
175,000	Lamb Weston Holdings Inc.	6,377,248	11,088,000
80,000	Maple Leaf Foods Inc.	1,472,365	1,752,052
3,000	McCormick & Co. Inc., Cl. V	290,905	463,320
90,000	Molson Coors Brewing Co., Cl. B	5,616,364	5,040,000
754,294	Mondelēz International Inc., Cl. A	22,547,959	40,656,447
30,000	Morinaga Milk Industry Co. Ltd.	588,860	1,186,755
6,000	National Beverage Corp.	364,359	267,780
22,000	Nestlé SA	1,644,475	2,277,525
35,000	Nestlé SA, ADR	2,563,158	3,619,000
160,000	Nissin Foods Holdings Co. Ltd.	5,465,019	10,299,123
199,000	PepsiCo Inc.	16,212,595	26,094,870
62,000	Pernod Ricard SA	5,311,274	11,424,559
33,000	Post Holdings Inc.†	2,477,421	3,431,010
25,000	Remy Cointreau SA	1,396,049	3,604,608
18,000	Suntory Beverage & Food Ltd.	573,702	782,173
457,000	The Coca-Cola Co.	14,473,963	23,270,440
46,000	The Hain Celestial Group Inc.†	927,856	1,007,400
7,000	The J.M. Smucker Co.	690,177	806,330
121,200	The Kraft Heinz Co.	8,791,950	3,762,048
25,000	Unilever plc, ADR	800,393	1,549,250
265,000	Yakult Honsha Co. Ltd.	6,535,309	15,607,754

		196,952,520	328,695,569

	Health Care — 9.4%
139,000	Abbott Laboratories	5,473,814	11,689,900
20,000	Alexion Pharmaceuticals Inc.†	2,346,406	2,619,600
61,300	Allergan plc	12,592,841	10,263,459
67,000	AmerisourceBergen Corp.	4,502,307	5,712,420
13,500	Anthem Inc.	1,799,635	3,809,835
30,000	Array BioPharma Inc.†	1,395,747	1,389,900
65,000	Bausch Health Cos. Inc.†	1,507,475	1,639,300
50,000	Baxter International Inc.	2,208,759	4,095,000

Shares		Cost	Market Value

12,500	Becton, Dickinson and Co.	$2,489,778	$3,150,125
7,500	Bio-Rad Laboratories Inc., Cl. A†	2,270,106	2,344,425
750,000	BioScrip Inc.†	2,341,107	1,950,000
70,000	Bristol-Myers Squibb Co.	3,640,725	3,174,500
50,000	Cardiovascular Systems Inc.†	1,426,386	2,146,500
26,000	Celgene Corp.†	2,331,628	2,403,440
10,000	Charles River Laboratories International Inc.†	1,038,800	1,419,000
5,000	Chemed Corp.	323,860	1,804,200
37,434	Cigna Corp.	6,916,822	5,897,727
10,000	Covetrus Inc.†	308,263	244,600
45,000	DaVita Inc.†	2,884,258	2,531,700
30,000	DENTSPLY SIRONA Inc.	1,479,558	1,750,800
20,000	Edwards Lifesciences Corp.†	3,159,246	3,694,800
45,400	Elanco Animal Health Inc.†	397,559	1,534,520
62,938	Eli Lilly & Co.	2,486,794	6,972,901
370,000	Evolent Health Inc., Cl. A†	5,898,422	2,941,500
35,000	Gerresheimer AG	2,323,228	2,576,953
54,271	Gilead Sciences Inc.	4,379,369	3,666,549
30,000	HCA Healthcare Inc.	2,008,154	4,055,100
25,000	Henry Schein Inc.†	1,108,987	1,747,500
10,200	Illumina Inc.†	3,229,047	3,755,130
7,500	Incyte Corp.†	712,282	637,200
20,000	Integer Holdings Corp.†	420,600	1,678,400
2,500	Intuitive Surgical Inc.†	1,316,939	1,311,375
107,100	Johnson & Johnson	10,173,139	14,916,888
27,500	Laboratory Corp. of America Holdings†	3,544,799	4,754,750
20,302	Ligand Pharmaceuticals Inc.†	2,624,286	2,317,473
20,000	McKesson Corp.	3,193,060	2,687,800
40,000	Medtronic plc	3,023,885	3,895,600
239,679	Merck & Co. Inc.	10,406,496	20,097,084
50,000	Mylan NV†	2,900,000	952,000
50,000	NeoGenomics Inc.†	376,071	1,097,000
40,000	Nevro Corp.†	2,101,412	2,593,200
45,000	Orthofix Medical Inc.†	1,458,930	2,379,600
106,000	Owens & Minor Inc.	1,232,259	339,200
174,000	Patterson Cos. Inc.	5,447,518	3,984,600
55,000	Perrigo Co. plc	3,088,748	2,619,100
65,000	PetIQ Inc.†	1,986,430	2,142,400
534,724	Pfizer Inc.	11,470,455	23,164,244
30,000	Spark Therapeutics Inc.†	3,220,020	3,071,400
15,000	Stryker Corp.	1,929,225	3,083,700
125,850	Takeda Pharmaceutical Co. Ltd., ADR	2,433,939	2,227,545
35,000	Teladoc Health Inc.†	1,659,866	2,324,350
11,600	The Cooper Companies Inc.	1,419,419	3,907,924
15,000	UnitedHealth Group Inc.	2,848,470	3,660,150
3,700	Veeva Systems Inc., Cl. A†	631,907	599,807
43,000	Zimmer Biomet Holdings Inc.	4,341,287	5,062,820

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
144,502	Zoetis Inc.	$5,361,047	$16,399,532

		173,591,570	232,886,526

	Hotels and Gaming — 0.6%
19,000	Accor SA	654,124	815,585
95,000	Boyd Gaming Corp.	520,622	2,559,300
23,034	GVC Holdings plc	298,449	190,665
37,000	Las Vegas Sands Corp.	1,831,974	2,186,330
400,000	Mandarin Oriental International Ltd.	680,880	712,000
151,000	MGM Resorts International	4,328,352	4,314,070
35,000	Ryman Hospitality Properties Inc., REIT	1,924,030	2,838,150
100,000	William Hill plc	174,465	196,271
7,000	Wyndham Destinations Inc.	238,201	307,300
6,000	Wyndham Hotels & Resorts Inc.	229,308	334,440

		10,880,405	14,454,111

	Machinery — 2.1%
22,000	Astec Industries Inc.	790,090	716,320
170,000	CNH Industrial NV, Borsa Italiana	1,339,904	1,743,243
1,190,000	CNH Industrial NV, New York	9,293,341	12,233,200
88,000	Deere & Co.	5,479,960	14,582,480
276,800	Xylem Inc.	10,847,097	23,151,552

		27,750,392	52,426,795

	Metals and Mining — 0.9%
65,000	Agnico Eagle Mines Ltd.	2,061,450	3,330,600
30,000	Alliance Resource Partners LP	198,523	509,400
167,588	Barrick Gold Corp.	3,255,274	2,642,863
8,000	BHP Group Ltd., ADR	217,549	464,880
36,000	Franco-Nevada Corp.	1,500,629	3,055,553
145,000	Freeport-McMoRan Inc.	1,820,069	1,683,450
280,332	Newmont Goldcorp Corp.	11,142,703	10,784,372
88,004	TimkenSteel Corp.†	1,169,040	715,473

		21,365,237	23,186,591

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	2,918,317	2,772,480

	Publishing — 0.0%
600	Graham Holdings Co., Cl. B	296,058	414,018
35,000	News Corp., Cl. B	563,366	488,600

		859,424	902,618

	Real Estate — 0.5%
62,000	Crown Castle International Corp., REIT	5,293,848	8,081,700
5,000	Equinix Inc., REIT	1,978,269	2,521,450

Shares		Cost	Market Value

10,000	QTS Realty Trust Inc., Cl. A, REIT	$205,685	$461,800
60,000	Weyerhaeuser Co., REIT	1,969,270	1,580,400

		9,447,072	12,645,350

	Retail — 3.2%
95,000	AutoNation Inc.†	4,717,464	3,984,300
1,000	AutoZone Inc.†	685,086	1,099,470
8,000	CarMax Inc.†	548,324	694,640
14,700	Costco Wholesale Corp.	3,706,169	3,884,622
227,000	CVS Health Corp.	15,452,976	12,369,230
151,000	Hertz Global Holdings Inc.†	2,900,258	2,409,960
125,000	Ingles Markets Inc., Cl. A	2,022,167	3,891,250
90,000	Lowe’s Companies Inc.	2,027,654	9,081,900
70,000	Macy’s Inc.	1,317,937	1,502,200
31,300	McDonald’s Corp.	6,095,809	6,499,758
6,000	MSC Industrial Direct Co. Inc., Cl. A	430,132	445,560
34,000	Murphy USA Inc.†	1,394,426	2,857,020
15,400	Nike Inc., Cl. B	1,138,037	1,292,830
25,000	Rush Enterprises Inc., Cl. B	599,173	922,750
257,200	Sally Beauty Holdings Inc.†	3,845,754	3,431,048
110,000	Seven & i Holdings Co. Ltd.	3,335,405	3,721,931
55,000	Starbucks Corp.	3,101,550	4,610,650
30,000	The Home Depot Inc.	4,736,672	6,239,100
160,200	Walgreens Boots Alliance Inc.	6,805,991	8,758,134
20,000	Walmart Inc.	970,066	2,209,800

		65,831,050	79,906,153

	Specialty Chemicals — 1.9%
35,000	Air Products & Chemicals Inc.	3,307,890	7,922,950
60,000	Ashland Global Holdings Inc.	2,434,452	4,798,200
10,000	Axalta Coating Systems Ltd.†	251,294	297,700
111,167	Dow Inc.	5,886,406	5,481,645
135,900	DuPont de Nemours Inc.	9,870,878	10,202,013
445,000	Ferro Corp.†	5,114,101	7,031,000
12,000	GCP Applied Technologies Inc.†	390,045	271,680
35,000	International Flavors & Fragrances Inc.	4,330,609	5,078,150
5,000	Linde plc	808,700	1,004,000
85,000	Olin Corp.	1,556,104	1,862,350
5,000	Sensient Technologies Corp.	337,382	367,400
9,000	The Chemours Co.	58,593	216,000
192,359	Valvoline Inc.	2,575,777	3,756,771

		36,922,231	48,289,859

	Telecommunications — 3.5%
158,000	AT&T Inc.	4,488,485	5,294,580
202,000	BCE Inc.	5,408,966	9,186,960
495,000	Deutsche Telekom AG, ADR	8,414,160	8,583,300
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,405,950

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
84,521	Loral Space & Communications Inc.†	$3,510,854	$2,916,820
50,000	Orange SA, ADR	1,066,612	786,000
50,000	Pharol SGPS SA†	14,182	8,585
40,000	Proximus SA	1,221,787	1,178,945
50,084	Telefonica SA, ADR	718,792	415,196
295,000	Telekom Austria AG	1,968,837	2,227,352
23,000	Telenet Group Holding NV	1,046,305	1,281,512
150,000	Telephone & Data Systems Inc.	4,429,792	4,560,000
110,000	Telstra Corp. Ltd., ADR	2,014,389	1,478,620
135,000	TELUS Corp.	1,405,698	4,982,850
40,000	T-Mobile US Inc.†	2,310,516	2,965,600
150,000	VEON Ltd., ADR	548,352	420,000
635,086	Verizon Communications Inc.	28,472,434	36,282,463
140,000	Vodafone Group plc, ADR	3,989,023	2,286,200
14,000	Zayo Group Holdings Inc.†	443,834	460,740

		72,796,741	86,721,673

	Transportation — 0.9%
35,000	Fortress Transportation & Infrastructure Investors LLC	522,724	528,500
239,000	GATX Corp.	7,386,430	18,950,310
16,500	Kansas City Southern	277,030	2,010,030

		8,186,184	21,488,840

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	5,740,722	5,807,100

	TOTAL COMMON STOCKS	1,616,234,160	2,407,040,595

	CLOSED-END FUNDS — 0.1%
50,000	Altaba Inc.†	1,756,739	3,468,500

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Utilities — 0.3%
126,000	El Paso Energy Capital Trust I, 4.750%	4,555,360	6,678,000

	Telecommunications — 0.1%
51,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,606,244	1,889,805

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,161,604	8,567,805

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., Ser. A, 7.000%	36,491	49,700

Shares		Cost	Market Value

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	$2,857,139	$2,245,841

	TOTAL PREFERRED STOCKS	2,893,630	2,295,541

	RIGHTS — 0.0%
	Retail — 0.0%
151,000	Hertz Global Holdings Inc.expire 07/12/19†	0	294,450

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$ 1,700,000	DISH Network Corp. 3.375%, 08/15/26	1,700,000	1,656,963

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	50,000	50,375

	U.S. GOVERNMENT OBLIGATIONS — 2.7%
67,469,000	U.S. Treasury Bills, 1.972% to 2.464%††, 07/05/19 to 09/19/19	67,305,013	67,317,638

TOTAL INVESTMENTS — 100.0%		$1,696,101,146	2,490,691,867

Other Assets and Liabilities (Net)			(1,466,921)

PREFERRED STOCK (10,331,087 preferred shares outstanding)			(555,979,175)

NET ASSETS — COMMON STOCK (82,432,426 common shares outstanding)			$1,933,245,771

NET ASSET VALUE PER COMMON SHARE ($1,933,245,771 ÷ 82,432,426 shares outstanding)			$23.45

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A security amounted to $183,269 or 0.01% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	84.6%	$2,107,374,001
Europe	11.3	282,596,840
Japan	3.7	90,830,575
Asia/Pacific	0.4	9,385,551
Latin America	0.0 *	504,900

Total Investments	100.0%	$2,490,691,867

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $1,696,101,146)	$2,490,691,867
Foreign currency, at value (cost $33,914)	33,900
Cash	224,332
Dividends and interest receivable	3,403,589
Deferred offering expense	60,600
Prepaid expenses	19,251

Total Assets	2,494,433,539

Liabilities:
Distributions payable	473,268
Payable for investments purchased	537,500
Payable for investment advisory fees	3,686,659
Payable for payroll expenses	83,582
Payable for accounting fees	7,500
Other accrued expenses	420,084

Total Liabilities	5,208,593

Cumulative Preferred Shares, each at $0.001 par value:
Series A (5.875%, $25 liquidation value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D (6.000%, $25 liquidation value, 2,600,000 shares authorized with 1,271,148 shares issued and outstanding)	31,778,700
Series E (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 4,000 shares issued and outstanding)	100,000,000
Series G (5.250%, $25 liquidation value, 4,000,000 shares authorized with 4,000,000 shares issued and outstanding)	100,000,000
Series H (5.375%, $25 liquidation value, 2,000,000 shares authorized with 2,000,000 shares issued and outstanding)	50,000,000

Total Preferred Shares	555,979,175

Net Assets Attributable to Common Shareholders	$1,933,245,771

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,157,377,149
Total distributable earnings	775,868,622

Net Assets	$1,933,245,771

Net Asset Value per Common Share at $0.001 par value:
($1,933,245,771 ÷ 82,432,426 shares outstanding; unlimited number of shares authorized)	$23.45

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $806,523)	$25,695,438
Interest	457,899

Total Income	26,153,337

Expenses:
Investment advisory fees	11,893,194
Shareholder communications expenses	214,164
Custodian fees	142,951
Trustees’ fees	135,063
Payroll expenses	127,973
Shelf registration expense	77,712
Legal and audit fees	45,300
Shareholder services fees	26,926
Accounting fees	22,500
Interest expense	1,924
Auction agent fees(a)	(2,644,548)
Miscellaneous expenses	140,251

Total Expenses	10,183,410

Less:
Expenses paid indirectly by broker (See Note 3)	(9,215)

Net Expenses	10,174,195

Net Investment Income	15,979,142

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	37,005,843
Net realized loss on foreign currency transactions	(1,607)

Net realized gain on investments and foreign currency transactions	37,004,236

Net change in unrealized appreciation/depreciation:
on investments	258,256,442
on foreign currency translations	6,707

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	258,263,149

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	295,267,385

Net Increase in Net Assets Resulting from Operations	311,246,527

Total Distributions to Preferred Shareholders	(12,880,959)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$298,365,568

(a)	This amount represents the reversal of auction agent fees from earlier fiscal periods, and not for the period covered by this report.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statements of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income	$15,979,142		$37,346,475
Net realized gain on investments and foreign currency transactions	37,004,236		97,492,947
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	258,263,149		(379,831,180)

Net Increase/(Decrease) in Net Assets Resulting from Operations	311,246,527		(244,991,758)

Distributions to Preferred Shareholders	(12,880,959	)*	(24,982,635)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	298,365,568		(269,974,393)

Distributions to Common Shareholders:
Accumulated earnings	(44,018,916	)*	(107,123,557)
Return of capital	(10,386,486	)*	(1,687,245)

Total Distributions to Common Shareholders	(54,405,402)		(108,810,802)

Fund Share Transactions:
Offering costs for preferred shares charged to paid-in capital	(1,800,000)		—

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	242,160,166		(378,785,195)
Net Assets Attributable to Common Shareholders:
Beginning of year	1,691,085,605		2,069,870,800

End of period	$1,933,245,771		$1,691,085,605

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017		2016		2015		2014
Operating Performance:
Net asset value, beginning of year	$20.51		$25.11		$22.30		$21.07		$23.57		$24.18

Net investment income	0.19		0.45		0.32		0.36		0.30		0.41
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions	3.58		(3.43)		4.09		2.45		(1.39)		1.54

Total from investment operations	3.77		(2.98)		4.41		2.81		(1.09)		1.95

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.08)		(0.06)		(0.05)		(0.06)		(0.03)
Net realized gain	(0.11	)*	(0.22)		(0.22)		(0.17)		(0.12)		(0.15)

Total distributions to preferred shareholders		(0.15)	(0.30)		(0.28)		(0.22)		(0.18)		(0.18)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	3.62		(3.28)		4.13		2.59		(1.27)		1.77

Distributions to Common Shareholders:
Net investment income	(0.15	)*	(0.37)		(0.28)		(0.31)		(0.31)		(0.39)
Net realized gain	(0.39	)*	(0.93)		(0.97)		(1.01)		(0.65)		(1.97)
Return of capital	(0.12	)*	(0.02)		(0.07)		—		(0.28)		(0.02)

Total distributions to common shareholders		(0.66)	(1.32)		(1.32)		(1.32)		(1.24)		(2.38)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—		—		—		0.00	(b)	0.01		—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital		(0.02)	—		0.00	(b)	(0.04)		—		—

Total from Fund share transactions	—		—		0.00	(b)	(0.04)		0.01		—

Net Asset Value Attributable to Common Shareholders, End of Period	$23.45		$20.51		$25.11		$22.30		$21.07		$23.57

NAV total return †		17.69%	(13.75)%		19.14%		12.70%		(5.59)%		7.48%

Market value, end of period	$21.67		$18.30		$23.41		$20.04		$18.46		$21.66

Investment total return ††		22.14%	(17.10)%		24.11%		16.47%		(9.32)%		8.82%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,489,225		$2,197,065		$2,629,129		$2,397,663		$2,198,198		$2,410,290
Net assets attributable to common shares, end of period (in 000’s)	$1,933,246		$1,691,086		$2,069,871		$1,838,405		$1,738,940		$1,951,032
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.71	%(c)	1.87%		1.38%		1.69%		1.60%		1.71%
Ratio of operating expenses to average net assets attributable to common shares before fees waived(d)	1.09	%(c)(e)(f)	1.35	%(e)	1.38	%(e)	1.39	%(e)	1.33	%(e)	1.36%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (g)	1.09	%(c)(e)(f)	1.13	%(e)	1.38	%(e)	1.39	%(e)	1.09	%(e)	1.36%
Portfolio turnover rate		6.4%	10.8%		13.3%		15.6%		8.1%		18.4%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2019	Year Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Cumulative Preferred Shares:
5.875% Series A Preferred
Liquidation value, end of period (in 000’s)	$76,201	$76,201	$76,201	$76,201	$76,201	$76,201
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,048	3,048	3,048
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (h)	$26.04	$25.66	$26.31	$26.32	$25.63	$25.26
Asset coverage per share(i)	$111.93	$108.56	$117.53	$107.18	$119.66	$131.21
Series B Auction Market Preferred
Liquidation value, end of period (in 000’s)	$90,000	$90,000	$90,000	$90,000	$90,000	$90,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$111,930	$108,555	$117,528	$107,181	$119,660	$131,206
Series C Auction Market Preferred
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$111,930	$108,555	$117,528	$107,181	$119,660	$131,206
6.000% Series D Preferred
Liquidation value, end of period (in 000’s)	$31,779	$31,779	$63,557	$63,557	$63,557	$63,557
Total shares outstanding (in 000’s)	1,271	1,271	2,542	2,542	2,542	2,542
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (h)	$26.13	$25.83	$26.57	$26.58	$25.70	$25.53
Asset coverage per share(i)	$111.93	$108.56	$117.53	$107.18	$119.66	$131.21
Series E Auction Rate Preferred
Liquidation value, end of period (in 000’s)	$100,000	$100,000	$121,500	$121,500	$121,500	$121,500
Total shares outstanding (in 000’s)	4	4	5	5	5	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(i)	$111,930	$108,555	$117,528	$107,181	$119,660	$131,206
5.250% Series G Preferred
Liquidation value, end of period (in 000’s)	$100,000	$100,000	$100,000	$100,000	—	—
Total shares outstanding (in 000’s)	4,000	4,000	4,000	4,000	—	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	—	—
Average market value (h)	$25.03	$24.83	$25.29	$25.20	—	—
Asset coverage per share(i)	$111.93	$108.56	$117.53	$107.18	—	—
5.375% Series H Preferred (k)
Liquidation value, end of period (in 000’s)	$50,000	—	—	—	—	—
Total shares outstanding (in 000’s)	2,000	—	—	—	—	—
Liquidation preference per share	$25.00	—	—	—	—	—
Average market value (h)	$25.36	—	—	—	—	—
Asset coverage per share(i)	$111.93	—	—	—	—	—
Asset Coverage (l)	448%	434%	470%	429%	479%	525%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.
††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 0.86%, 1.06%, 1.07%, 1.07%, 1.07%, and 1.10%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

Ratio of operating expenses to average net assets includes reversal of auction agent fees from earlier fiscal periods as disclosed on the Statement of Operations. The ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

assets including liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.37% and 1.08%, respectively, for the six months ended June 30, 2019.
(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2019, and the years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 0.86%, 0.89%, 1.07%, 1.07%, 0.88%, and 1.10%, respectively.

(h)	Based on weekly prices.
(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.
(k)	The 5.375% Series H Preferred was initially issued June 7, 2019.
(l)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the Fund) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 63,450,086	$ 128,488	$ 63,578,574
Financial Services	434,358,369	2,706,775	437,065,144
Other Industries (a)	1,906,396,877	—	1,906,396,877
Total Common Stocks	2,404,205,332	2,835,263	2,407,040,595
Closed-End Funds	3,468,500	—	3,468,500
Convertible Preferred Stocks (a)	6,678,000	1,889,805	8,567,805
Preferred Stocks (a)	49,700	2,245,841	2,295,541
Rights (a)	294,450	—	294,450
Convertible Corporate Bonds (a)	—	1,656,963	1,656,963
Corporate Bonds (a)	—	50,375	50,375
U.S. Government Obligations	—	67,317,638	67,317,638
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,414,695,982	$75,995,885	$2,490,691,867

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have transfers into or out of Level 3.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2019, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distribution, subject to the maximum federal income tax rate and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, 6.000% Series D Preferred Shares, Series E Auction Rate Preferred Shares, 5.250% Series G Preferred Shares, and 5.375% Series H Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gain)	$30,323,004	$7,071,727
Net long term capital gains	76,800,553	17,910,908
Return of capital	1,687,245	—

Total distributions paid	$108,810,802	$24,982,635

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,708,844,832	$885,960,842	$(104,113,807)	$781,847,035

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series A, Series B, Series C, Series D, and Series E Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2019, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate on each of the outstanding Preferred Shares. Thus, advisory fees with respect to the liquidation value of the Preferred Shares were accrued. Advisory fees were also accrued on the Series G and Series H Preferred Shares.

During the six months ended June 30, 2019, the Fund paid $55,590 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $9,215.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2019, the Fund accrued $127,973 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $151,299,036, and $188,680,405, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase any common shares.

The Fund has an effective shelf registration authorizing the offering of an additional $400 million of common or preferred shares. As of June 30, 2019, after considering the Series H offering, the Fund has approximately $350 million available for issuance under the current shelf registration.

On June 7, 2019, the Fund issued 2,000,000 shares of Series H Preferred, receiving $48,200,000 after the deduction of estimated offering expenses of $225,000 and underwriting fees of $1,575,000. The liquidation value of the Series H Preferred is $25 per share. The Series H Preferred has an annual dividend rate of 5.375%. The Series H Preferred is noncallable before June 7, 2024.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series D, Series E, Series G, and Series H Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, $25,000, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250, respectively, basis points greater than the seven day ICE LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. During the year ended December 31, 2018, the Fund redeemed and retired 860 shares of its outstanding Series E Auction Rate Preferred Shares at the liquidation value of $25,000 per shares plus accrued interest. There were no redemptions of Series B, Series C, or Series E Preferred Shares during the six months ended June 30, 2019.

The Fund may redeem in whole or in part the 5.875% Series A and 6.000% Series D Preferred Shares at the redemption price at any time. Commencing July 1, 2021 and June 10, 2024 and at any time thereafter, the Fund, at its option, may redeem the 5.250% Series G Cumulative Preferred Shares and the 5.375% Series H Cumulative Preferred Shares, respectively, in whole or in part at the redemption price. The Board has authorized the repurchase of Series A, Series D, Series G, and Series H Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2018, the Fund redeemed and retired 1,271,148 shares of the Series D Preferred Stock at the liquidation value of $25 per share plus accrued interest and accrued and unpaid dividends. During the six months ended June 30, 2019, the Fund did not repurchase any Series D Preferred stock. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase any Series A or Series G Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Share information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 06/30/19	Net Proceeds	2019 Dividend Rate Range	Dividend Rate at 06/30/19	Accrued Dividend at 06/30/19
A 5.875%	October 12, 2004	3,200,000	3,048,019	$77,280,971	Fixed Rate	5.875%	$62,177
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	3.860% to 3.925%	3.925%	47,737
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	3.865% to 3.916%	3.916%	34,371
D 6.000%	November 3, 2005	2,600,000	1,271,148	62,617,239	Fixed Rate	6.000%	26,482
E Auction Rate	November 3, 2005	5,400	4,000	133,379,387	5.892% to 6.067%	6.067%	65,348
G 5.250%	July 1, 2016	4,000,000	4,000,000	96,634,565	Fixed Rate	5.250%	72,917
H 5.375%	June 7, 2019	2,000,000	2,000,000	48,200,000	Fixed Rate	5.375%	164,236

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. The Fund redeemed 50% (2,000 of 4,000 Shares) of its outstanding Series E Auction Rate Preferred Shares at the $25,000 liquidation preference, plus an amount equal to the accumulated and unpaid dividends and distributions thereon, on July 11, 2019. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 10, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019 in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, Michael J. Melarkey, Kuni Nakamura, and Susan V. Watson as Trustees of the Fund, with 54,239,472 votes, 83,666,894 votes, 83,347,345 votes, and 83,310,475 votes cast in favor of these Trustees, and 30,631,169 votes, 1,203,747 votes, 1,523,296 votes, and 1,560,166 votes withheld for these Trustees, respectively.

Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, Edward T. Tokar, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Dividend & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the Plan). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (Computershare) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Dividend & Income Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (NYSE) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 505000, Louisville, KY 40233 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr. Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied

Capital Management, LLC, &

Vice President of Honeywell International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Susan V. Watson

Former President,

Investor Relations Association

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary &

Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2019

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 1,271,148 Preferred Series G – 4,000,000
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 1,271,148 Preferred Series G – 4,000,000
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296 Preferred Series G – 4,000,000
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D –

	Preferred Series G – N/A	Preferred Series G – N/A	Preferred Series G – N/A	1,271,148 Preferred Series G – 4,000,000
Month #5 05/01/2019 through 05/31/2019	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 1,271,148 Preferred Series G – 4,000,000
Month #6 06/01/2019 through 06/30/2019	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 1,271,148 Preferred Series G – 4,000,000 Preferred Series H – 2,000,000
Total	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.